REVENUES - Segment Revenue By Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 52,099	$ 54,808	$ 44,946
Other revenues	2,969	2,577	1,641
Total revenues	55,068	57,385	46,587
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	30,873	33,631	28,947
Other revenues	1,537	1,155	1,041
Total revenues	32,410	34,786	29,988
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	6,046	6,118	3,878
Other revenues	1,411	1,406	579
Total revenues	7,457	7,524	4,457
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	15,180	15,059	12,121
Other revenues	21	16	21
Total revenues	15,201	15,075	12,142
Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Other revenues	0	0	0
Total revenues	$ 0	$ 0	$ 0